(Graphic Omitted) MERRIMAN
                  INVESTMENT TRUST



      MERRIMAN                                MERRIMAN INVESTMENT TRUST
 FLEXIBLE BOND FUND                         1200 Westlake Ave N, Suite 700
                                                  Seattle, WA  98109
      MERRIMAN                                     1-800-423-4893
GROWTH & INCOME FUND                               1-206-285-8877
                                               www.merrimanfunds.com
      MERRIMAN
CAPITAL APPRECIATION                              INVESTMENT MANAGER
        FUND                                      Merriman Investment
                                                  Management Company
      MERRIMAN                              1200 Westlake Ave N, Suite 700
  ASSET ALLOCATION                                Seattle, WA  98109
        FUND
                                                     CUSTODIAN AND
      MERRIMAN                                      TRANSFER AGENT
  LEVERAGED GROWTH                              Firstar Trust Company
        FUND                                          PO BOX 701
                                                 Milwaukee, WI  53201
                                                     1-800-224-4743
    ANNUAL REPORT
                                                     FUND COUNSEL
     YEAR ENDED                                  Sullivan & Worcester
  SEPTEMBER 30, 1997                            Boston, Massachusettes


                     OFFICERS & TRUSTEES

                     PAUL A. MERRIMAN, President and Trustee

                     WILLIAM L. NOTARO, Executive Vice President,
                     Secretary, Treasurer, and Trustee

                     DAVID A. EDERER, Trustee

                     BEN W. REPPOND, Trustee

Dear Fellow Shareholder:

I'm pleased to report an excellent fiscal year for the Merriman Mutual Funds for the 12 months ended September 30. While the future, as always, is uncertain, we remain as committed as ever to our strategy of combining proper asset allocation and time-tested mechanical market timing systems. We know of no better way investors can achieve reasonable rates of return while protecting their assets from the ravages of bear markets.

The performance of each of our five funds in the year ended September 30 is detailed later in this letter. To summarize: the Merriman Flexible Bond Fund gained 9.6 percent; the Merriman Asset Allocation Fund was up 14.4 percent; the Merriman Growth and Income Fund was up 24.1 percent; the Merriman Capital Appreciation Fund was up 21.9 percent; and the Merriman Leveraged Growth Fund was up 26.7 percent.

THE ECONOMY

During this period, the U.S. economy remained the strongest of any major nation in the world, characterized by a continuation of moderate to strong growth, low inflation, record corporate profits, decreasing unemployment and stable interest rates. Rates for three-month and 30-year Treasury securities were virtually unchanged at the end of September from their levels a year earlier.

The country's economic strength translated into gains of 37.6 percent in the Dow Jones Industrial Average, 40.4 percent in the Standard & Poor's 500 Index and
33.2 percent in the Russell 2000 Index. In the same 12 months, the U.S. dollar gained 2.9 percent against the English pound, 15.6 percent against the German mark and 9.4 percent against the Japanese yen.

While U.S. equities were soaring, the once-envied Japanese Nikkei fell from 21,547 to 17,151 - a drop of 20.4 percent. For U.S. investors with Japanese holdings, the loss was reduced by the stronger U.S. dollar. But despite the dollar's strength, international equities underperformed their U.S. counterparts for the fourth straight year.

Despite that continuing underperformance, we still believe U.S. equity investors are well served to have up to 35 percent of their portfolios in funds that hold international stocks. The U.S. may be the king of the economic world now. But that won't always be the case, and another time will come when gains in international investments will offset losses in the U.S. market. In eight calendar years since 1970 (1971, 1972, 1977, 1978, 1985, 1980, 1987 and 1994),
gains in international investments were two to six times as great as those in the U.S. That's why international funds make up a significant part of our funds' equity investments.

THE OUTLOOK

We are often asked for our views of the months and quarters just ahead, and our answers are always the same. We understand the reasons many people are bullish, and we think they have much validity. We also understand why many investors are bearish, or at least quite fearful, and we think those reasons have much validity. However, we don't take sides or make predictions, because we haven't found any reliable way to forecast the future.

We are not bulls, although we believe (and we hope for investors' sake) that the world's equity markets are likely to continue their long-term upward bias. We are not bears, although we believe the current market levels are filled with potential danger and we are certain that major bear markets lie ahead. Instead, we are trend-followers with a mechanical investment strategy designed to make money whichever way the market turns.

MARKET TIMING AND UNDERPERFORMANCE

While our funds had a banner year, their performance was less than that of the popular untimed averages such as the Dow Jones Industrial Average and the S&P
500. This was not surprising to us, and this is a good time to review why that is so. In a few words, it's the combination of our global asset diversification, the strong U.S. bull market and market timing.

I think it's important for you as a shareholder to understand the fundamentals of market timing, because each of our funds uses this approach. Bull markets are wonderful for investors, but they never last forever. It's every bit as normal for markets to fall as to rise, and when they fall they can quickly erase months or even years of gains. We believe this is a serious detriment to investors, emotionally as well as financially. Our top priority is to manage this risk in order to defend investors' capital while striving to achieve favorable returns.

The simplest approach to investing is what we call buy-and-hold. That means finding good investment vehicles and sticking with them regardless of fluctuations in their market value. The problem is that equity markets fluctuate constantly, and the value of a buy-and-hold portfolio can decline 40 percent or more in a year. This fluctuation erodes not only investors' portfolios, but their confidence as well. As a result, many investors react to market declines by selling securities prematurely, based on emotional reactions to normal market fluctuations.

There are two primary ways to manage this investment risk. The first calls for loading up a buy-and-hold portfolio with enough fixed-income investments to reduce overall volatility to an acceptable level. The drawback of this method is that over long periods of time, fixed-income investments normally produce far lower returns than equities. The second way to manage the market risk of equities is through market timing.

A theoretically perfect market timing system would take equity investors to the sidelines just before every significant market decline and get them back in just before every significant advance. Alas, that ideal system has yet to be discovered or invented, and it probably never will exist. While we have complete faith in the concept of timing, we do not have enough confidence in any single timing system to manage an entire portfolio with only one model.

In the Merriman Mutual Funds, we use multiple timing models. Some focus on entire markets such as U.S. equities, while others are designed to be used with a single mutual fund in our portfolios. Even with all that diversification, market timing remains imperfect.

Because our timing models follow trends instead of trying to predict them, we do not expect them to catch the very top or the very bottom of a market cycle. However, over long periods of time these signals have demonstrated their ability to identify the market's major moves in each direction. That has been sufficient to achieve our objective of reducing losses during falling markets while allowing investors to participate in rising markets.

TIMING IN BEAR MARKETS

Timing is most advantageous during prolonged bear markets, helping investors avoid or reduce market declines that could otherwise cause devastating damage to a portfolio. During periods of decline, market timing can protect investors' capital even when that timing is imperfect, and in bear markets, timing typically outperforms a buy-and-hold approach.

TIMING IN BULL MARKETS

However, in prolonged bull markets like the one we've seen in U.S. equities for the past several years, timing inevitably underperforms a buy-and-hold approach. There are two reasons for that. First, timing has no way to "add value" to a rising market. Even when all signals indicate buy, the timer who is 100 percent invested has no advantage over the buy-and-hold investor who is 100 percent invested.

Yet bull markets are punctuated with temporary declines, some of which inevitably trigger one or more timing models into cautionary sell signals. At the moment of such a signal, there is absolutely no way to know whether that signal will turn out to indicate the start of a real bear market or whether it will be only a false alarm. Inevitably, sometimes a sell signal will be followed by a buy signal that puts investors back into the market at higher prices than when they sold.

There is no way that timers can avoid such counterproductive trades, and even though the resulting losses are usually relatively small, those losses induce a performance penalty compared with buy-and-hold investing. This is precisely why our funds have underperformed the markets during the strong bull market of the past few years.

As a shareholder in the Merriman Mutual Funds, I don't like this performance penalty any more than anyone else. But I regard it as a necessary cost of protecting my capital from major market declines. It is somewhat akin to the premium I pay for insuring my home. I'd rather not pay the insurance premium. But I know that a fire or some other disaster is possible, and I'd much rather buy insurance than assume all the risk myself.

Likewise as an investor, I'd much rather pay the underperformance penalty, and protect my investments from a bear market, than leave myself exposed without a defensive strategy. And personally I am certain that there are greater odds of a bear market threatening my portfolio than of a fire threatening my home.

HOW WE MANAGE THESE FUNDS

As an investor, I want long-term results. Yet I want to know that my assets are being actively protected every moment that the markets are open. We believe our shareholders deserve nothing less than that. While our investment focus is on long-term results, we manage our funds in the short-term. Every business day, we track current market trends that affect every asset in our portfolio, and we are always ready to act on any new signals from our timing models to guide us as we attempt to maximize gains and minimize losses.

MERRIMAN FLEXIBLE BOND FUND

The Merriman Flexible Bond Fund invests in a broad spectrum of fixed-income securities that in our belief offer the best opportunities to achieve attractive returns with below-average volatility. The Fund's present investment policy is to maintain a balance of 35 percent in international bonds, 25 percent in U.S. high-yield bonds and the remaining 40 percent in high-grade U.S. government and corporate bonds. When our timing systems indicate declining markets, we shift assets to Treasury bills, money-market funds and other cash equivalents.

In the 12 months ending September 30, according to Morningstar, the average U.S. bond fund produced a total return of 8.8 percent. The Fund appreciated 9.7 percent, compared with a gain of 10.5 percent for the same balance of U.S. and international bond funds. According to Morningstar, the Fund's volatility is about 23 percent less than the average U.S. bond fund and 54 percent less than the average international bond fund.

MERRIMAN CAPITAL APPRECIATION FUND

The Merriman Capital Appreciation Fund seeks growth of capital by investing in U.S. and international growth, aggressive growth and small-cap funds. Our present investment policy allocates 65 percent of the portfolio to U.S. equity funds and 35 percent to international equity funds. As with all our funds, whenever our timing models indicate the risk of loss is greater than the potential for gain, we take defensive action and move into money market funds or other cash equivalents.

In the year ended September 30, the Fund was up 21.9 percent. A similar mix of domestic and international funds without timing was up 26.6 percent. According to Morningstar, the volatility of the Fund was 36 percent lower than the average of funds in the growth, aggressive growth, small-cap and international equity categories. We believe this makes the Capital Appreciation Fund an excellent choice for investors who seek growth as well as preservation of capital with wide diversification.

MERRIMAN LEVERAGED GROWTH FUND

The Leveraged Growth Fund's defensive strategy uses market timing systems similar to those of the Capital Appreciation Fund and maintains a similar balance of domestic and international funds. During rising markets, this Fund takes a more aggressive approach in order to seek above-average returns. The Fund may borrow up to $1 for every $2 of its net assets in order to make additional investments when our timing models indicate a high probability of gain.

For the 12 months ended September 30, the Fund's total return was 26.7 percent, compared with a gain of 26.6 percent for a similar mix of domestic and international equity funds held without timing or leverage. According to Morningstar, the Fund's volatility was about 15 percent less than the average of growth, aggressive growth and small-cap funds and 6.3 percent more than that of the average international fund.

MERRIMAN GROWTH AND INCOME FUND

The Growth and Income Fund invests primarily in growth-and-income funds, employing the same balance of domestic and international funds, and similar timing models to preserve capital, as does the Capital Appreciation Fund. For the 12 months ending September 30, the Fund's total return was 24.1 percent, compared with 30.4 percent for a similar balance of domestic growth-and-income funds and large-cap international funds tracked by Morningstar. Morningstar data indicate the Fund's volatility was about 36 percent less than the average of those funds.

MERRIMAN ASSET ALLOCATION FUND

The Asset Allocation Fund spreads its investments among five major asset groups and applies market timing to each one. The Fund's present investment policy is to maintain 30 percent of the portfolio in domestic equity funds, 30 percent in international equity funds, 15 percent in U.S. bond funds, 15 percent in international bond funds and 10 percent in gold funds.

For the year ending September 30, the Fund's total return was 14.4 percent. According to Morningstar, an untimed portfolio of the same balance of funds would have appreciated 15.2 percent. However, the Asset Allocation Fund's volatility was about 12 percent less than multi-asset global funds tracked by Morningstar.

IN SUMMARY

While U.S. stocks have provided rich rewards for investors in recent years, we believe the market contains increasing risk of a severe correction that could erase much of those gains. We believe most investors, especially the many who have begun their investment experience in the 1990s, are not prepared psychologically for the serious losses that could occur in a bear market. This lack of preparation is likely to lead many people into untimely, emotional investment decisions that will compound whatever damage their portfolios suffer as a result of market swings.

And I believe that broad diversification and market timing, coupled with automatic, mechanical execution of timing models, is the best way to avoid such untimely decisions, to minimize market risks and preserve investors' capital. We appreciate your confidence in the Merriman Mutual Funds and in our defensive approach to investing. We will continue to closely watch each of your investments every business day, and we look forward to (though we cannot guarantee) having another favorable report for you next year.

Sincerely,



Paul A. Merriman
President

                          MERRIMAN FLEXIBLE BOND FUND
                            Portfolio of Investments
                               September 30, 1997



                                                                    MARKET VALUE
   SHARES                                                              (NOTE 2A)
   ------                                                              ---------
                HIGH-YIELD CORPORATE BOND FUNDS: 28.31%
                ---------------------------------------
   42,116       Federated High Income Bond Fund ...............$         504,131
   52,390       Federated High Yield Trust .....................         505,565
   39,199       Fidelity Advisor High Yield Fund ...............         515,471
   67,239       INVESCO Bond High Yield Fund ...................         511,688
   48,640       Northeast Investors Trust ......................         573,468
                                                                         -------
                Total High-Yield Corporate Bond Funds
                 (Cost $2,355,215) ..............................      2,610,323
                                                                       ---------
                INTERNATIONAL BOND FUNDS:  31.24%
                ---------------------------------
   42,694       Benham European Govt Bond Fund .................         472,628
   11,237       Federated Int'l Income Fund Class A ............         119,902
   37,363       Fidelity Global Bond Fund ......................         345,978
   29,930       G.T. Global High Income Fund Class A ...........         516,586
   46,924       T. Rowe Price International Bond Fund ..........         462,669
   37,570       Scudder Emerging Markets Income Fund ...........         505,316
   43,991       Scudder International Bond Fund ................         457,067
                                                                         -------
                Total International Bond Funds
                 (Cost $2,742,555) ..............................      2,880,146
                                                                       ---------
                MONEY MARKET FUNDS:  38.51%
                ---------------------------
   19,744       Am Cent Benham Govt Agency Fund ................          19,744
  493,002       Babson Money Market Fund .......................         493,002
  494,835       Columbia Daily Income Fund .....................         494,835
  492,898       Dreyfus Institutional Money Mkt Fund ...........         492,898
  170,762       Fidelity Cash Reserves Fund ....................         170,762
  452,542       Fidelity U.S. Government Reserves ..............         452,542
  443,337       T. Rowe Price Prime Reserve ....................         443,337
   75,000       T. Rowe Price US Treas Money Market ............          75,000
  414,721       Scudder U.S. Treasury Fund .....................         414,721
  493,882       Stein Roe Cash Reserves ........................         493,882
                                                                         -------
                Total Money Market Funds
                (Cost $3,550,723) ..............................       3,550,723
                                                                       ---------

PRINCIPAL
 AMOUNT
 ------
                SHORT-TERM DEMAND NOTES:  1.73%
                -------------------------------
  $83,200       Johnson Controls, Inc.,
                5.1650%, 12/30/97 ..............................          83,200
   75,900       Wisconsin Electric Power Company,
                5.1852%, 11/30/97 ..............................          75,900
                                                                          ------
                Total Short-Term Demand Notes
                 (Cost $159,100) ................................        159,100
                                                                         -------

                Total Investment in Securities
                (Cost $8,807,593) (a) .....................99.79%      9,200,292
                Other Assets
                  Less Liabilities ........................ 0.21%         19,258
                                                            --------------------

                NET ASSETS ...............................100.00%     $9,219,550
                                                         =======      ==========


(a)     Cost for federal income tax purposes is the same and
        net unrealized appreciation consists of:
                        Gross unrealized appreciation ..........$        392,699
                        Gross unrealized depreciation ..........               0
                                                                         -------
                        Net unrealized appreciation ............         392,699
                                                                         =======

                 See Accompanying Notes to Financial Statements

                         MERRIMAN GROWTH & INCOME FUND
                            Portfolio of Investments
                               September 30, 1997



                                                                    MARKET VALUE
   SHARES                                                              (NOTE 2A)
   ------                                                              ---------
                Domestic Equity Funds: 61.57%
                -----------------------------
   14,604       Am Century Income & Growth Fund ................$        381,168
   19,995       Columbia Common Stock Fund .....................         481,685
   21,871       Founders Blue Chip Fund ........................         482,515
   17,544       INVESCO Value Equity Fund ......................         525,965
   21,827       Janus Growth & Income Fund .....................         548,305
   21,973       Lexington Growth & Income Fund .................         518,774
   16,430       Neuberger & Berman Guardian Fund ...............         535,131
   18,677       T. Rowe Price Growth & Income Fund .............         500,930
   23,952       SAFECO Equity Fund .............................         481,189
   22,692       Salomon Brothers Investors Fund ................         527,365
   15,652       Strong Total Return Fund .......................         520,748
    9,369       WPG Growth & Income Fund .......................         354,045
                                                                         -------
                Total Domestic Equity Funds
                 (Cost $5,010,758) .............................       5,857,820
                                                                       ---------
                INTERNATIONAL EQUITY FUNDS: 35.70%
                ----------------------------------
   21,871       Fidelity Int'l Growth & Income Fund ............         483,122
   67,840       G.T. Global Growth & Income Fund ...............         564,425
   27,083       INVESCO European Fund ..........................         494,257
   11,419       Janus Worldwide Growth Fund ....................         483,931
   22,631       T. Rowe Price European Stock Fund ..............         465,969
   31,480       T. Rowe Price International Stock Fund .........         482,277
   12,125       Scudder Global Fund ............................         422,566
                                                                         -------
                Total International Equity Funds
                 (Cost $2,816,189) .............................       3,396,547
                                                                       ---------
                MONEY MARKET FUNDS: 0.69%
                -------------------------
   30,768       Janus Cash Equivalents Fund ....................          30,768
    4,741       Lexington Money Market Fund ....................           4,741
   22,369       Neuberger Berman Cash Res Fund .................          22,369
    7,810       Salomon Brothers Cash Mgmt Fund ................           7,810
                                                                           -----
                Total Money Market Funds
                 (Cost $65,688) ................................          65,688
                                                                          ------

Principal
  Amount
  ------
                SHORT-TERM DEMAND NOTES: 2.18%
                ------------------------------
$ 161,400       Johnson Controls, Inc.,
                5.1650%, 12/30/97 ..............................         161,400
   46,200       Wisconsin Electric Power Co.,
                5.1852%, 11/30/97 ..............................          46,200
                                                                          ------
                Total Short-Term Demand Notes
                 (Cost $207,600) ...............................         207,600
                                                                         -------

                Total Investment in Securities
                 (Cost $8,100,235) (a) ......................100.14%   9,527,655

                Liabilities in excess
                 of other assets ............................(0.14%)    (13,302)
                                                             -------------------

                   NET ASSETS ..............................100.00%   $9,514,353
                                                           =======    ==========



(a)     Cost for federal income tax purposes is the same and
        net unrealized appreciation consists of:
                        Gross unrealized appreciation ..........$      1,427,420
                        Gross unrealized depreciation ..........               0
                                                                       ---------
                        Net Unrealized Appreciation ............$      1,427,420
                                                                       =========

                 See Accompanying Notes to Financial Statements

                       MERRIMAN CAPITAL APPRECIATION FUND
                            Portfolio of Investments
                               September 30, 1997

                                                                    MARKET VALUE
   SHARES                                                              (NOTE 2A)
   ------                                                              ---------
                DOMESTIC EQUITY FUNDS:  61.57%
                ------------------------------
   43,372       Founders Growth Fund ...........................$        886,090
   48,128       T. Rowe Price Capital Appreciation Fund ........         793,626
   27,068       T. Rowe Price Growth Stock Fund ................         871,056
    1,094       T. Rowe Price New Horizon Fund .................          27,411
   40,974       Safeco Growth Fund .............................         999,365
   31,253       Scudder Large Company Value Fund ...............         905,724
   20,056       Scudder Development Fund .......................         904,705
   40,619       Strong Discovery Fund ..........................         858,287
   17,402       20th Century Select Fund .......................         866,965
   58,065       20th Century Vista Fund ........................         931,355
   26,411       USAA Aggressive Growth Fund ....................         928,094
   27,728       USAA Growth Fund ...............................         612,236
                                                                         -------
                Total Domestic Equity Funds
                 (Cost $7,722,637)..............................       9,584,914
                                                                       ---------
                INTERNATIONAL EQUITY FUNDS: 36.80%
                ----------------------------------
   46,692       Fidelity European Capital App Fund .............         811,508
   42,463       Fidelity Worldwide Fund ........................         793,642
   33,382       Founders Worldwide Growth Fund .................         841,560
   58,618       Lexington Worldwide Emerging Mkts Fund .........         748,552
   46,163       T. Rowe Price European Stock Fund ..............         950,490
   22,757       Scudder Global Fund ............................         793,090
   25,404       Scudder Latin America Fund .....................         789,295
                                                                         -------

                Total International Equity Funds
                 (Cost $4,670,613)..............................       5,728,137
                                                                       ---------

PRINCIPAL
 AMOUNT
 ------
                SHORT-TERM DEMAND NOTES:  1.87%
                -------------------------------
$ 239,400       Johnson Controls, Inc.,
                5.165%, 12/30/97 ...............................         239,400
   52,100       Wisconsin Electric Power Company,
                5.1852% 11/30/97 ...............................          52,100
                                                                          ------
                Total Short-Term Demand Notes
                (Cost $291,500) ................................         291,500
                                                                         -------

                Total Investment in Securities
                (Cost $12,684,750) (a) .....................100.24%   15,604,551

                Liabilities in excess
                   of other assets   ....................... (0.24%)    (37,159)
                                                             -------------------

                NET ASSETS .................................100.00%  $15,567,392
                                                           =======   ===========


        (a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

                Gross unrealized appreciation ..................$      2,934,013
                Gross unrealized depreciation ..................        (14,212)
                                                                        --------
                Net Unrealized Appreciation ....................$      2,919,801
                                                                       =========

                 See Accompanying Notes to Financial Statements

                         MERRIMAN ASSET ALLOCATION FUND
                            Portfolio of Investments
                               September 30, 1997


                                                                    MARKET VALUE
   SHARES                                                              (NOTE 2A)
   ------                                                              ---------
                DOMESTIC EQUITY FUNDS:  29.79%
                ------------------------------
   27,136       Founders Frontier Fund .........................$      1,001,850
   30,309       T. Rowe Price Growth Stock Fund ................         975,337
   19,998       T. Rowe Price New Horizons Fund ................         500,952
   22,538       Scudder Development Fund .......................       1,016,670
   19,485       20th Century Select Fund .......................         970,758
   20,965       USAA Growth Fund ...............................         462,912
                                                                         -------
                Total Domestic Equity Funds
                (Cost $4,082,169) ..............................       4,928,479
                                                                       ---------
                INTERNATIONAL EQUITY FUNDS:  35.89%
   63,356       Fidelity European Capital App Fund .............       1,101,122
   13,700       Fidelity Overseas Fund .........................         502,656
   69,073       INVESCO European Fund ..........................       1,260,582
   63,736       T. Rowe Price European Stock Fund ..............       1,312,325
   26,512       Scudder Global Fund ............................         923,954
   26,918       Scudder Latin America Fund .....................         836,339
                                                                         -------
                Total International Equity Funds
                 (Cost $4,482,570) .............................       5,936,978
                                                                       ---------
                HIGH YIELD CORPORATE BOND FUNDS: 10.27%
                ---------------------------------------
   54,213       Federated High Income Bond Fund ................         648,935
   34,410       INVESCO Income High Yield ......................         261,858
   66,827       Northeast Investors Trust ......................         787,886
                                                                         -------
                Total High Yield Corporate Bond Funds
                 (Cost $1,492,729) .............................       1,698,679
                                                                       ---------
                INTERNATIONAL BOND FUNDS:  15.21%
                -------------------------  ------
   38,425       Benham European Gov't Bond Fund ................         425,365
   76,601       Federated Int'l Income Fund Class A ............         817,333
   25,657       G.T. Global High Income Fund Class A ...........         442,848
   41,710       T. Rowe Price International Bond Fund ..........         411,262
   31,188       Scudder Emerging Markets Fund ..................         419,475
                                                                         -------
                Total International Bond Funds
                 (Cost $2,392,576) .............................       2,516,283
                                                                       ---------
                MONEY MARKET FUNDS:  6.33%
                -------------------  -----
  412,865       Am Cent Benham Govt Agency Fund ................         412,865
  220,387       Lexington Money Market Fund ....................         220,387
  407,023       Scudder Investment Trust .......................         407,023
    6,644       20th Century Cash Reserves Fund ................           6,644
                                                                           -----
                Total Money Market Funds
                 (Cost $1,046,919) .............................       1,046,919

                                                                       ---------
PRINCIPAL
 AMOUNT
 ------
                SHORT-TERM DEMAND NOTES:  2.63%
                -------------------------------
$  90,400       American Family Financial Services Inc.,
                5.1553% 2/17/98 ................................$         90,400
  304,700       Johnson Controls Inc.,
                5.1650% 12/30/97 ...............................         304,700
   40,400       Wisconsin Electric Power Co.,
                5.1852% 11/30/97 ...............................          40,400
                                                                          ------
                Total Short-Term Demand Notes
                 (Cost $435,500) ...............................         435,500
                                                                         -------

                Total Investment in Securities
                 (Cost $13,932,463) (a) ..................100.12%     16,562,838

                Liabilities in excess
                  of other assets .........................(0.12%)      (19,481)
                                                           ---------------------
                NET ASSETS ...............................100.00%    $16,543,357
                                                         =======     ===========


     (a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

                Gross unrealized appreciation ..................$      2,639,008
                Gross unrealized depreciation ..................         (8,633)
                                                                         ------
                Net Unrealized Appreciation ....................$      2,630,375
                                                                       =========

                 See Accompanying Notes to Financial Statements

                         MERRIMAN LEVERAGED GROWTH FUND
                            Portfolio of Investments
                               September 30, 1997

                                                                    MARKET VALUE
   SHARES                                                              (NOTE 2A)
   ------                                                              ---------
                DOMESTIC EQUITY FUNDS: 90.41%
                -----------------------------
   22,205       Federated Stock Trust ..........................$        919,940
   14,175       Fidelity Trend Fund ............................       1,005,876
   44,907       Founders Growth Fund ...........................         917,442
   25,796       Founders Frontier Fund .........................         952,375
   28,403       T. Rowe Price Growth Stock Fund ................         913,995
   29,308       T. Rowe Price New Era Fund .....................         935,500
   38,021       T. Rowe Price New Horizon Fund .................         952,435
   32,633       Scudder Large Company Value Fund ...............         945,690
   21,557       Scudder Development Fund .......................         972,416
   30,769       SteinRoe Capital Opportunity Fund ..............         895,385
   25,752       SteinRoe Growth Stock Fund .....................         908,782
   21,860       Strong Opportunity Fund ........................         950,269
   18,574       20th Century Select Fund .......................         925,352
   62,097       20th Century Vista Fund ........................         996,031
   18,382       USAA Aggressive Growth Fund ....................         645,221
   13,417       USAA Growth Fund ...............................         296,243
   23,757       Value Line Leveraged Growth Fund ...............         951,722
    7,142       WPG Growth Fund ................................         994,265
                                                                         -------
                Total Domestic Equity Funds
                 (Cost $12,861,740) ............................      16,078,939
                                                                      ----------
                INTERNATIONAL EQUITY FUNDS: 48.63%
                ----------------------------------
   90,437       Am Century Int'l Growth Fund ...................         886,279
   41,974       Fidelity European Capital App Fund .............         729,509
   24,473       Fidelity Overseas Fund .........................         897,899
   47,807       Fidelity Worldwide Fund ........................         893,504
   35,832       Founders Worldwide Growth Fund .................         903,329
   49,570       INVESCO European Fund ..........................         904,654
   65,994       Lexington Int'l Emerging Markets Fund ..........         842,741
   43,756       T. Rowe Price European Stock Fund ..............         900,939
   23,014       Scudder Global Fund ............................         802,049
   28,600       Scudder Latin America Fund .....................         888,610
                                                                         -------
                Total International Equity Funds
                 (Cost $7,360,431) .............................       8,649,513
                                                                       ---------

PRINCIPAL
 AMOUNT
 ------
                SHORT-TERM DEMAND NOTES:  0.72%
                -------------------------------
$  59,200       Johnson Controls Inc.,
                5.165%, 12/30/97 ...............................$         59,200
   68,300       Wisconsin Electric Power Co.,
                5.1852%, 11/30/97 ..............................          68,300
                                                                          ------
                Total Short-Term Demand Notes
                 (Cost $127,500) ...............................         127,500
                                                                         -------
                Total Investment in Securities
                 (Cost $20,349,671) (a) ..................139.76%     24,855,952

                Liabilities in excess
                  of other assets ........................(39.76%)   (7,070,703)
                                                          ----------------------
                NET ASSETS ...............................100.00%   $ 17,785,249
                                                         =======    ============

      (a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

                Gross unrealized appreciation ..................$      4,517,297
                Gross unrealized depreciation ..................        (11,016)
                                                                        -------
                Net Unrealized Appreciation ....................$      4,506,281
                                                                       =========

                 See Accompanying Notes to Financial Statements

                                                   STATEMENTS OF ASSETS AND LIABILITIES
                                                           September 30, 1997

                                                                                 MERRIMAN      MERRIMAN      MERRIMAN      MERRIMAN
                                                                   MERRIMAN      GROWTH &       CAPITAL        ASSET      LEVERAGED
                                                                FLEXIBLE BOND     INCOME     APPRECIATION    ALLOCATION     GROWTH
                                                                    FUND           FUND          FUND           FUND         FUND
                                                                    ----           ----          ----           ----         ----
ASSETS
  Investments in securities, at market value
    (identified cost $8,807,593, $8,100,235,
    $12,684,750, $13,932,463 and $20,349,671,
    respectively) (Note 2)                                        $9,200,292   $ 9,527,655   $15,604,551   $16,562,838   $24,855,952
  Cash                                                                 4,656         4,412             9         2,523         1,855
  Dividends and interest receivable                                   38,044         8,667         1,322        17,457           772
  Receivable for fund shares sold                                        682           268            --            --            --
                                                                         ---           ---
    Total assets                                                   9,243,674     9,541,002    15,605,882    16,582,818    24,858,579
                                                                   ---------     ---------    ----------    ----------    ----------
LIABILITIES
  Loan payable to custodian bank                                          --            --            --            --     7,000,000
  Accrued management fees                                              7,611         9,623        15,655        16,705        17,698
  Other accrued expenses                                               7,020        10,069        21,533        22,756        55,632
  Payable for fund shares redeemed                                     1,116         6,957         1,302          --            --
  Distributions payable                                                8,377          --            --            --            --
                                                                       -----
    Total liabilities                                                 24,124        26,649        38,490        39,461     7,073,330
                                                                      ------        ------        ------        ------     ---------
NET ASSETS
  (Applicable to 858,574, 734,154, 1,295,358, 1,392,313
  and 1,197,927 shares of beneficial interest with no
  par value, unlimited number of shares authorized)               $9,219,550   $ 9,514,353   $15,567,392   $16,543,357   $17,785,249
                                                                  ==========   ===========   ===========   ===========   ===========

PRICING OF SHARES
  Net asset value, offering and redemption price per share
  $ 9,219,550 /   858,574 shares                                  $    10.74
                                                                  ==========
  $ 9,514,353 /   734,154 shares                                               $     12.96
                                                                               ===========
  $15,567,392 / 1,295,358 shares                                                             $     12.02
                                                                                             ===========
  $16,543,357 / 1,392,313 shares                                                                           $    11.88
                                                                                                           ==========
  $17,785,249 / 1,197,927 shares                                                                                         $     14.85
                                                                                                                         ===========

NET ASSETS
  At September 30, 1997, net assets consisted of:
    Paid-in capital                                               $8,638,426   $ 6,962,480   $11,799,793   $13,360,546   $12,335,964
    Undistributed net investment income                               32,071            --            --       115,265            --
    Accumulated net realized gain                                    156,354     1,124,453       847,798       437,171       943,004
    Unrealized appreciation on investments                           392,699     1,427,420     2,919,801     2,630,375     4,506,281
                                                                     -------     ---------     ---------     ---------     ---------
                                                                  $9,219,550   $ 9,514,353   $15,567,392   $16,543,357   $17,785,249
                                                                  ==========   ===========   ===========   ===========   ===========

See Accompanying Notes to Financial Statements


                                                            STATEMENTS OF OPERATIONS
                                                          Year Ended September 30, 1997


                                                                             MERRIMAN      MERRIMAN     MERRIMAN     MERRIMAN
                                                                 MERRIMAN    GROWTH &       CAPITAL       ASSET      LEVERAGED
                                                              FLEXIBLE BOND   INCOME     APPRECIATION  ALLOCATION     GROWTH
                                                                   FUND        FUND          FUND         FUND         FUND
                                                                   ----        ----          ----         ----         ----
INVESTMENT INCOME
  Interest                                                       $ 22,093   $   12,891   $   17,894   $   17,862   $    9,048
  Dividends                                                       627,327      272,997      349,066      664,369      409,579
                                                                  -------      -------      -------      -------      -------
   Total investment income                                        649,420      285,888      366,960      682,231      418,627
                                                                  -------      -------      -------      -------      -------

EXPENSES
  Management fees (Note 3)                                         92,669      113,874      193,036      210,890      199,789
  Accounting services                                              17,691       19,370       30,327       33,097       33,563
  Custodian fees                                                    2,570        2,260        3,979        5,232        5,622
  Transfer agent fees                                              10,302       10,957       28,521       28,158       22,655
  Interest expense (Note 4)                                            --           --           --           --      377,151
  Professional services                                             5,277        4,214        9,251        9,840       10,028
  Registration fees                                                 5,276        3,801        8,486        9,198        7,797
  Insurance and other                                                 163          182          209          272          296
  Printing                                                          1,406        1,422        2,815        3,085        2,457
  Trustees fees                                                       234          256          456          519          495
  Amortization of organization expenses                                --           --           --           --        1,151
                                                                   ------      -------       ------      -------      -------

   Total expenses                                                 135,588      156,336      277,080      300,291      661,004
                                                                  -------      -------      -------      -------      -------
   Net investment income (loss)                                   513,832      129,552       89,880      381,940     (242,377)
                                                                  -------      -------       ------      -------     --------

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain from security transactions                    256,067      870,904      526,544       99,855      209,024
  Capital gain distributions from regulated
   investment companies                                            17,291      256,262      416,968      339,133      741,886
  Increase in unrealized appreciation of investments               54,113      716,179    1,994,196    1,421,089    3,155,486
                                                                   ------      -------    ---------    ---------    ---------
  Net realized and unrealized gain on investments                 327,471    1,843,345    2,937,708    1,860,077    4,106,396
                                                                  -------    ---------    ---------    ---------    ---------
  Net increase in net assets resulting from
   operations                                                    $841,303   $1,972,897   $3,027,588   $2,242,017   $3,864,019
                                                                 ========   ==========   ==========   ==========   ==========

                 See Accompanying Notes to Financial Statements


                                                   STATEMENTS OF CHANGES IN NET ASSETS

                                                                                MERRIMAN FLEXIBLE              MERRIMAN GROWTH &
                                                                                    BOND FUND                     INCOME FUND
                                                                                    ---------                     -----------
                                                                            YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED
                                                                          SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30, SEPTEMBER 30,
                                                                               1997           1996           1997           1996
                                                                               ----           ----           ----           ----
OPERATIONS:
  Net investment income                                                    $   513,832    $   522,260    $   129,552    $   210,420
  Net realized gain on investments                                             256,067         11,709        870,904        833,675
  Capital gain distributions from regulated investment
   companies                                                                    17,291          2,057        256,262        257,241
  Net increase (decrease) in unrealized appreciation on investments             54,113         99,779        716,179       (264,367)
                                                                                ------         ------        -------       --------
  Net increase in net assets resulting from operations                         841,303        635,805      1,972,897      1,036,969
                                                                               -------        -------      ---------      ---------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gain on investments                               --             --       (747,438)      (547,218)
  Distributions from net investment income                                    (513,096)      (521,876)      (166,200)      (217,137)

CAPITAL SHARE TRANSACTIONS:
  Increase (decrease) in net assets resulting from capital
   share transactions (Note 5)                                                 230,793        (45,450)      (246,740)      (919,075)
                                                                               -------        -------       --------       --------
  Total increase (decrease)                                                    559,000         68,479        812,519       (646,461)

NET ASSETS
  Beginning of year                                                          8,660,550      8,592,071      8,701,834      9,348,295
                                                                             ---------      ---------      ---------      ---------
  End of year*                                                             $ 9,219,550    $ 8,660,550    $ 9,514,353    $ 8,701,834
                                                                           ===========    ===========    ===========    ===========

* Including undistributed net investment income of:                        $    32,071    $    31,335    $      --      $    36,648
                                                                           ===========    ===========    =========      ===========

See Accompany Notes to Financial Statements




                                                                              Merriman Capital                 Merriman Asset
                                                                              Appreciation Fund                Allocation Fund
                                                                              -----------------                ---------------
                                                                        Year Ended      Year Ended      Year Ended      Year Ended
                                                                       September 30,   September 30,   September 30,   September 30,
                                                                           1997            1996            1997            1996
                                                                           ----            ----            ----            ----
OPERATIONS:
  Net investment income                                                $     89,880    $    323,438    $    381,940    $    501,177
  Net realized gain on investments                                          526,544       1,371,325          99,855       1,200,254
  Capital gain distributions from regulated investment
   companies                                                                416,968       1,085,491         339,133         403,950
  Net increase (decrease) in unrealized appreciation on investments       1,994,196      (1,896,938)      1,421,089        (735,043)
                                                                          ---------      ----------       ---------        --------
  Net increase in net assets resulting from operations                    3,027,588         883,316       2,242,017       1,370,338

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gain on investments                    (1,466,440)     (1,914,315)     (1,375,201)       (446,499)
  Distributions from net investment income                                  (89,880        (385,016)       (490,612)       (300,168)

CAPITAL SHARE TRANSACTIONS:
  Decrease in net assets resulting from capital
   shares transactions (Note 5)                                          (2,568,688)     (4,124,143)     (1,566,169)     (5,522,839)
                             -                                           ----------      ----------      ----------      ----------
  Total decrease                                                         (1,097,420)     (5,540,158)     (1,189,965)     (4,899,168)

NET ASSETS
  Beginning of year                                                      16,664,812      22,204,970      17,733,322      22,632,490
                                                                         ----------      ----------      ----------      ----------
  End of year*                                                         $ 15,567,392    $ 16,664,812    $ 16,543,357    $ 17,733,322
                                                                       ============    ============    ============    ============


* Including undistributed net investment income of:                    $       --      $       --      $    115,265    $    223,937
                                                                       ==========      ==========      ============    ============

See Accompanying Notes to Financial Statements


                                                                                                        Merriman Leveraged
                                                                                                         Growth Fund
                                                                                                           -----------

                                                                                                 Year Ended             Year Ended
                                                                                                September 30,          September 30,
                                                                                                    1997                   1996
                                                                                                    ----                   ----
OPERATIONS:
  Net investment loss                                                                           $   (242,377)          $   (107,064)
  Net realized gain on investments                                                                   209,024                720,399
  Capital gain distributions from regulated investment companies                                     741,886                679,989
  Net increase (decrease) in unrealized appreciation on investments                                3,155,486                (64,087)
                                                                                                   ---------                -------
  Net increase in net assets resulting from operations                                             3,864,019              1,229,237

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gains on investments                                              (710,872)              (749,459)

CAPITAL SHARE TRANSACTIONS:
  Increase (decrease) in net assets resulting from
   capital share transactions (Note 5)                                                            (1,062,025)             5,528,019
                                    -                                                             ----------              ---------
  Total increase                                                                                   2,091,122              6,007,797

NET ASSETS
  Beginning of year                                                                               15,694,127              9,686,330
                                                                                                  ----------              ---------
  End of year*                                                                                  $ 17,785,249           $ 15,694,127
                                                                                                ============           ============

* Including undistributed net investment income of:                                             $         --           $         --
                                                                                                ============           ============

See Accompanying Notes to Financial Statements


                                                         MERRIMAN LEVERAGED GROWTH FUND
                                                            STATEMENTS OF CASH FLOW


                                                                                             Year Ended          Year Ended
                                                                                           September 30,       September 30,
                                                                                                1997               1996
                                                                                                ----               ----
INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
  Dividends and interest received                                                          $    544,041        $    305,984
  Operating expenses paid                                                                      (650,899)           (485,475)
  Net purchases of short-term investments                                                      (114,600)            347,785
  Purchases of portfolio securities                                                         (32,899,636)        (58,806,738)
  Proceeds from sales of portfolio securities                                                33,692,429          52,053,829
                                                                                             ----------          ----------
   Net cash provided by (used for) operating activities                                         571,335          (6,584,615)
                                                                                                -------          ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from capital shares sold                                                           2,575,686           7,850,862
  Payments on capital shares redeemed                                                        (4,315,499)         (3,042,113)
  Cash dividends paid *                                                                         (32,384)            (21,443)
  Net increase in loan payable to custodian bank                                              1,200,000           1,800,000
                                                                                              ---------           ---------
  Net cash provided by (used for) financing activities                                         (572,197)          6,587,306
                                                                                               --------           ---------
  Net change in cash                                                                               (862)              2,691
  Cash at beginning of year                                                                       2,717                  26
                                                                                                  -----              ------
  Cash at end of year                                                                      $      1,855        $      2,717
                                                                                           ============        ============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations                                     $  3,864,019        $  1,229,237
                                                                                           ------------        ------------
  Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
  Increase in investment securities                                                          (3,428,203)         (7,741,424)
  (Increase) decrease in dividends and interest receivable                                      125,414             (97,905)
  Decrease in deferred organization expenses                                                      1,151               1,742
  Increase in accrued management fees                                                             1,799               5,993
  Increase in other accrued expenses                                                              7,155              17,742
                                                                                                  -----              ------
   Total adjustments                                                                         (3,292,684)         (7,813,852)
                                                                                             ----------          ----------
   Net cash provided by (used for) operating activities                                    $    571,335        $ (6,584,615)
                                                                                           ============        ============


* Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $678,488 and $728,016, respectively.

See Accompanying Notes to Financial Statements


                                                         MERRIMAN MUTUAL FUNDS
                                                         FINANCIAL HIGHLIGHTS

                                                           FLEXIBLE BOND FUND
                                            (for a share outstanding throughout the year)
                                                       Year Ended September 30,


                                                               1997            1996            1995             1994           1993
                                                               ----            ----            ----             ----           ----
Net asset value, beginning of year                         $  10.36        $  10.23        $   9.94        $   10.97      $   10.78
                                                           --------        --------        --------        ---------      ---------
Income from investment operations
  Net investment income                                        0.60            0.63            0.55             0.42           0.52
  Net gains or losses on securities
   (realized and unrealized)                                   0.38            0.13            0.29            (0.37)          0.65
                                                               ----            ----            ----            -----           ----
    Total from investment operations                           0.98            0.76            0.84             0.05           1.17
                                                               ----            ----            ----             ----           ----
Less distributions:
  From investment income                                      (0.60)          (0.63)          (0.55)           (0.42)         (0.52)
  From realized capital gains                                    --              --              --            (0.66)         (0.46)
                                                              -----           -----           -----            -----          -----
    Total distributions                                       (0.60)          (0.63)          (0.55)           (1.08)         (0.98)
                                                              -----           -----           -----            -----          -----
Net asset value, end of year                               $  10.74        $  10.36        $  10.23        $    9.94      $   10.97
                                                           ========        ========        ========        =========      =========
Total return                                                   9.64%           7.62%           8.63%            0.36%         11.61%

Net assets end of year ($000)                              $  9,220        $  8,661        $  8,592        $  10,542      $  12,917
Ratio of expenses to average net assets                        1.46%           1.49%           1.50%            1.50%          1.54%
Ratio of net income to average net assets                      5.54%           6.05%           5.17%            3.89%          4.91%

Portfolio turnover rate                                      172.73%         139.77%         291.46%          472.49%        272.87%




                                                       Growth & Income Fund
                                          (for a share outstanding throughout the year)
                                                      Year Ended September 30,


                                                     1997              1996          1995          1994           1993
                                                     ----              ----          ----          ----           ----
Net asset value, beginning of year               $  11.65          $  11.32      $  10.86      $  10.92      $   11.58
                                                 --------          --------      --------      --------      ---------
Income from investment operations
  Net investment income                              0.19              0.27          0.24          0.11           0.11
  Net gains or losses on securities
   (realized and unrealized)                         2.40              1.02          1.29         (0.04)          0.44
                                                     ----              ----          ----         -----           ----
   Total from investment operations                  2.59              1.29          1.53          0.07           0.55
                                                     ----              ----          ----          ----           ----
Less distributions:
  From investment income                            (0.24)            (0.27)        (0.21)        (0.13)         (0.09)
  From realized capital gains                       (1.04)            (0.69)        (0.86)           --          (1.12)
                                                    -----             -----         -----         -----          -----
   Total distributions                              (1.28)            (0.96)        (1.07)        (0.13)         (1.21)
                                                    -----             -----         -----         -----          -----
Net asset value, end of year                     $  12.96          $  11.65      $  11.32      $  10.86      $   10.92
                                                 ========          ========      ========      ========      =========
Total return                                        24.11%            12.18%        15.41%         0.62%          4.86%

Net assets end of year ($000)                    $  9,514          $  8,702      $  9,348      $ 10,701      $  16,778
Ratio of expenses to average net assets                  1.71%         1.77%         1.76%         1.90%          1.69%
Ratio of net income to average net assets                1.42%         2.33%         2.10%         0.87%          0.93%

Portfolio turnover rate                                105.11%       133.00%        78.64%       240.27%        200.67%


                                                      Merriman Mutual Funds
                                                 Financial Highlights (continued)




                                                                                Capital Appreciation Fund
                                                                     (for a share outstanding throughout the year)
                                                                                Year Ended September 30,

                                                            1997              1996            1995            1994            1993
                                                            ----              ----            ----            ----            ----
Net asset value, beginning of year                      $  10.93          $  11.69        $  10.82        $  11.63        $  11.52
Income from investment operations
  Net investment income                                     0.06              0.19            0.09            0.19              --
  Net gains or losses on securities
   (realized and unrealized)                                2.13              0.37            1.56           (0.38)           1.29
                                                            ----              ----            ----           -----            ----
   Total from investment operations                         2.19              0.56            1.65           (0.19)           1.29
                                                            ----              ----            ----           -----            ----
Less distributions:
  From investment income                                   (0.06)            (0.22)          (0.07)          (0.16)          (0.04)
  From realized capital gains                              (1.04)            (1.10)          (0.71)          (0.46)          (1.14)
                                                           -----             -----           -----           -----           -----
   Total distributions                                     (1.10)            (1.32)          (0.78)          (0.62)          (1.18)
                                                           -----             -----           -----           -----           -----
Net asset value, end of year                             $ 12.02          $  10.93        $  11.69        $  10.82        $  11.63
                                                         =======          ========        ========        ========        ========
Total return                                               21.93%             5.69%          16.43%          (1.64)%         11.69%

Net assets end of year ($000)                            $15,567          $ 16,665        $ 22,205        $ 25,579        $ 39,037
Ratio of expenses to average net assets                     1.79%             1.84%           1.78%           1.58%           1.51%
Ratio of net income to average net assets                   0.58%             1.74%           0.80%           1.70%           0.04%

Portfolio turnover rate                                   114.36%           254.77%         146.40%         344.25%         241.90%



                                                                                  Asset Allocation Fund
                                                                       (for a share outstanding throughout the year)
                                                                                 Year Ended September 30,

                                                            1997            1996          1995            1994             1993
                                                            ----            ----          ----            ----             ----
Net asset value, beginning of year                      $  11.61        $  11.21      $  11.22        $  11.97         $  10.74
                                                        --------        --------      --------        --------         --------
Income from investment operations
  Net investment income                                     0.26            0.30          0.25            0.19             0.10
  Net gains or losses on securities
   (realized and unrealized)                                1.27            0.50          0.62            0.15             1.76
                                                            ----            ----          ----            ----             ----
   Total from investment operations                         1.53            0.80          0.87            0.34             1.86
                                                            ----            ----          ----            ----             ----
Less distributions:
  From investment income                                   (0.33)          (0.16)        (0.25)          (0.20)          (0.10)
  From realized capital gains                              (0.93)          (0.24)        (0.63)          (0.89)          (0.53)
                                                           -----           -----         -----           -----           -----
   Total distributions                                     (1.26)          (0.40)        (0.88)          (1.09)          (0.63)
                                                           -----           -----         -----           -----           -----
Net asset value, end of year                             $ 11.88        $  11.61      $  11.21        $  11.22        $  11.97
                                                         =======        ========      ========        ========        ========
Total return                                               14.43%           7.41%         8.49%           2.91%          18.11%

Net assets end of year ($000)                            $16,543        $ 17,733      $ 22,632        $ 29,984        $ 29,492
Ratio of expenses to average net assets                     1.78%           1.82%         1.76%           1.56%           1.52%
Ratio of net income to average net assets                   2.26%           2.53%         2.11%           1.63%           0.85%

Portfolio turnover rate                                   161.57%         204.55%       288.45%         449.55%         225.96%



                                                        MERRIMAN MUTUAL FUNDS
                                                  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                       LEVERAGED GROWTH FUND
                                                                             (for a share outstanding throughout the year)
                                                                                      Year Ended September 30,

                                                                    1997            1996           1995           1994         1993
                                                                    ----            ----           ----           ----         ----
Net asset value, beginning of year                              $  12.30        $  12.30        $ 10.42        $ 10.41      $ 10.04
                                                                --------        --------        -------        -------      -------
Income from investment operations
  Net investment income (loss)                                     (0.20)          (0.08)         (0.04)          0.07         0.06
  Net gains on securities
   (realized and unrealized)                                        3.33            0.84           2.33           0.03         0.37
                                                                    ----            ----           ----           ----         ----
   Total from investment operations                                 3.13            0.76           2.29           0.10         0.43
                                                                    ----            ----           ----           ----         ----
Less distributions:
  From investment income                                              --              --          (0.07)         (0.09)       (0.06)
  From realized capital gains                                      (0.58)          (0.76)         (0.34)            --           --
                                                                   -----           -----          -----          -----        -----
   Total distributions                                             (0.58)          (0.76)         (0.41)         (0.09)       (0.06)
                                                                   -----           -----          -----          -----        -----
Net asset value, end of year                                    $  14.85        $  12.30        $ 12.30        $ 10.42      $ 10.41
                                                                ========        ========        =======        =======      =======
Total return                                                       26.66%           6.85%         22.85%          0.91%        4.32%

Net assets end of year ($000)                                   $ 17,785        $ 15,694        $ 9,686        $ 5,459      $ 5,879
Ratio of expenses to average net assets (a)                         4.13%           3.70%          2.82%          2.06%        2.03%
Ratio of net income (loss) to average net assets                   (1.52)%         (0.78)%        (0.68)%         0.62%        0.65%

Portfolio turnover rate                                           130.36%         247.36%         87.50%        379.64%      130.68%


(a) Expenses include interest expense of 2.36%, 1.95% and 1.01% for 1997, 1996 and 1995 respectively.




INFORMATION RELATING TO OUTSTANDING DEBT DURING THE FISCAL YEARS SHOWN BELOW.

                                                   Average           Average Number
                           Amount of Debt       Amount Of Debt          of Shares           Average Amount of
                           Outstanding at         Outstanding          Outstanding           Debt per Share
Year ended                  End of Year         During the Year      During the Year         During the Year
----------                  -----------         ---------------      ---------------         ---------------

September 30, 1997           $7,000,000            $4,295,452           1,250,115                 $3.44

September 30, 1996           $5,800,000            $2,981,434           1,156,941                 $2.58

September 30, 1995           $4,000,000             $779,589             656,687                  $1.19


                           MERRIMAN INVESTMENT TRUST
                         NOTES TO FINANCIAL STATEMENTS



NOTE 1 - ORGANIZATION

     Merriman  Flexible  Bond  Fund,  Merriman  Growth & Income  Fund,  Merriman
Capital Appreciation Fund, Merriman Asset Allocation Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds."

     Each fund has specific investment objectives: The objectives of the Flexible Bond Fund are income, preservation of capital and, secondarily, growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Capital Appreciation Fund is capital appreciation. The objectives of the Asset Allocation Fund are high total return consistent with reasonable risk. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION. Short-term debt securities are valued at amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INCOME RECOGNITION. Dividend income and distributions to shareholders are recorded on the exdividend date. Interest income is accrued daily.

D. SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post-October losses.

F. DEFERRED ORGANIZATION EXPENSES. All expenses incurred in connection with the organization and the registration of the Merriman Leveraged Growth Fund were paid by the Manager and were reimbursed by the Fund. These expenses were amortized to operations on a straight line basis over five years.

G. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results may differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT

     Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                                      Flexible Bond                 All Other
                                           Fund                       Funds

        On the first $250 million         1.000%                     1.250%
        On the next $250 million           .875%                     1.125%
        On all above $500 million          .750%                     1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $15 million in net assets, 1.5% on the next $35 million, and 1% of net assets over $50 million for the Merriman Capital Appreciation Fund, the Merriman Asset Allocation Fund, and the Merriman Growth & Income Fund, to 2% of the first $15 million in net assets, 1.5% of the next $15 million in net assets, and 1% of net assets over $30 million for the Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman Flexible Bond Fund.

There were no reimbursements made for the year ended September 30, 1997.

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4 - BANK LINE OF CREDIT

The Merriman Leveraged Growth Fund pays $14,000 per year to maintain an unsecured $7,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required. Balance outstanding at September 30, 1997 was $7,000,000.

NOTE 5 - (SEE FOLLOWING)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments and money market funds, for the year ended September 30, 1997 were as follows:

                                             Purchases               Sales
Merriman Flexible Bond Fund                 $11,371,270          $14,681,602
Merriman Growth & Income Fund               $ 8,602,571           $9,177,875
Merriman Capital Appreciation Fund          $15,665,641          $19,083,438
Merriman Asset Allocation Fund              $22,739,780          $23,951,835
Merriman Leveraged Growth Fund              $25,418,536          $25,469,473

MERRIMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 5 - CAPITAL SHARES

At September 30, 1997, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                    MERRIMAN FLEXIBLE BOND FUND                              MERRIMAN GROWTH & INCOME FUND
                                    ---------------------------                              -----------------------------
                               YEAR ENDED                YEAR ENDED                  YEAR ENDED                 YEAR ENDED
                              SEPTEMBER 30,             SEPTEMBER 30,               SEPTEMBER 30,              SEPTEMBER 30,
                                  1997                      1996                       1997                        1996
                              ------------              ------------                ------------               ------------
                           SHARES       VALUE        SHARES        VALUE         SHARES        VALUE         SHARES      VALUE
                           ------       -----        ------        -----         ------        -----         ------      -----
Shares sold ...........   280,944    $2,964,179     186,797    $1,935,639        55,591     $ 653,181        35,642    $ 392,671
Shares issued in
  reinvestment  of
  distributions .......    45,339       477,703      48,199       495,739        81,475       896,229        70,399      751,157
                           ------       -------      ------       -------        ------       -------        ------      -------
                          326,283     3,441,882     234,996     2,431,378       137,066     1,549,410       106,041    1,143,828
Shares redeemed .......  (303,348)   (3,211,089)   (239,644)   (2,476,828)     (150,162)   (1,796,150)     (184,316)  (2,062,903)
                         --------    ----------    --------    ----------      --------    ----------      --------   ----------
Net increase (decrease)    22,935    $  230,793      (4,648)     $(45,450)       (13,096    $(246,740)      (78,275)  $ (919,075)
                           ======    ==========      ======      ========        =======    =========       =======   ==========


                                 MERRIMAN CAPITAL APPRECIATION FUND                       MERRIMAN ASSET ALLOCATION FUND
                                 ----------------------------------                       ------------------------------
                               YEAR ENDED               YEAR ENDED                  YEAR ENDED                     YEAR ENDED
                              SEPTEMBER 30,            SEPTEMBER 30,               SEPTEMBER 30,                  SEPTEMBER 30,
                                  1997                     1996                        1997                           1996
                              ------------             ------------                ------------                   ------------
                          SHARES        VALUE       SHARES        VALUE          SHARES       VALUE          SHARES       VALUE
                          ------        -----       ------        -----          ------       -----          ------       -----
Shares sold .....         103,803    $1,122,921     183,143    $1,971,809       151,724    $1,719,250       151,662    $1,691,922
Shares issued in
  reinvestment of
  distributions .         152,931     1,547,665     222,748     2,265,357       171,398     1,818,529        68,147       731,955
                          -------     ---------     -------     ---------       -------     ---------        ------       -------
                          256,734     2,670,586     405,891     4,237,166       323,122     3,537,779       219,809     2,423,877
Shares redeemed .        (485,512)   (5,239,274)   (781,504)   (8,361,309)      457,711)   (5,103,948)     (711,787)   (7,946,716)
                         --------    ----------    --------    ----------       -------    ----------      --------    ----------
Net decrease ....        (228,778)  $(2,568,688)   (375,613)  $(4,124,143)     (134,589)  $(1,566,169)     (491,978)  $(5,522,839)
                         ========   ===========    ========   ===========      ========   ===========      ========   ===========



                                      MERRIMAN LEVERAGED GROWTH FUND
                                      ------------------------------

                                  YEAR ENDED                   YEAR ENDED
                                 SEPTEMBER 30,                SEPTEMBER 30,
                                     1997                          1996
                                 ------------                 ------------
                            SHARES        VALUE          SHARES         VALUE
                            ------        -----          ------         -----
Shares sold ...........     201,597    $ 2,574,986       679,463    $ 7,842,116
Shares issued in
  reinvestment of
  distributions .......      57,160        678,488        65,476        728,016
                             ------        -------        ------        -------
                            258,757      3,253,474       744,939      8,570,132
Shares redeemed .......    (336,514)    (4,315,499)     (256,850)    (3,042,113)
                           --------     ----------      --------     ----------
Net increase (decrease)     (77,757)   $(1,062,025)      488,089    $ 5,528,019
                            =======    ===========       =======    ===========

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To The Board of Trustees and Shareholders of
Merriman Investment Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments , of the Merriman Investment Trust, consisting of the Merriman Flexible Bond Fund, Merriman Growth & Income Fund, Merriman Capital Appreciation Fund, Merriman Asset Allocation Fund, and Merriman Leveraged Growth Fund as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows of Merriman Leveraged Growth Fund for each of the two years in the period then ended and the financial highlights each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Merriman Investment Trust at September 30, 1997, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, Merriman Leveraged Growth cash flows for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Philadelphia, Pennsylvania                                  Tait, Weller & Baker
October 17, 1997

(Graphic Omitted)
MERRIMAN
INVESTMENT TRUST
1200 Westlake Avenue North Suite 700
Seattle, Washington  98109
1-800-423-4893